Contingent liabilities and contingent assets	12 Months Ended
Dec. 31, 2023
Disclosure of Contingent Liabilities and Contingent Assets [Abstract]
Contingent liabilities and contingent assets	22. Contingent liabilities and contingent assets The Group had no contingent liabilities and no contingent assets at December 31, 2023 and 2022.